UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS FUNDS (Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C
El Cajon, CA	92020
(Address of principal executive offices)	(Zip code)

CT Corporation System 155 Federal St., Suite 700, Boston, MA 02110 (Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: June 30

Date of reporting period: December 31, 2020

Item 1. Report to Stockholders.

Conquer Risk Funds

Conquer Risk Funds

Conquer Risk Defensive Bull Fund
Ticker CRDBX

Conquer Risk Managed Volatility Fund
Ticker CRMVX

Conquer Risk Tactical Opportunities Fund
Ticker CRTOX

Conquer Risk Tactical Rotation Fund
Ticker CRTBX

SEMI-ANNUAL REPORT
December 31, 2020

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermedi-
ary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the
Funds or your financial intermediary electronically by calling or sending an email request. You may elect to receive all future reports in paper, free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Table of Contents

CONQUER RISK FUNDS
Sector Allocation	2
Performance Information	4
Schedules of Investments	8
Statements of Assets and Liabilities	12
Statements of Operations	12
Statements of Changes in Net Assets	14
Financial Highlights	16
NOTES TO FINANCIAL STATEMENTS	20
DISCLOSURE OF EXPENSES	25
ADDITIONAL INFORMATION	27

2020 Semi-Annual Report 1

Conquer Risk Funds (Unaudited)

CONQUER RISK DEFENSIVE BULL FUND
Sector Allocation as of December 31, 2020
(As a Percentage of Total Investments Held)

CONQUER RISK MANAGED VOLATILITY FUND
Sector Allocation as of December 31, 2020
(As a Percentage of Total Investments Held)

2020 Semi-Annual Report 2

Conquer Risk Funds (Unaudited)

CONQUER RISK TACTICAL OPPORTUNITIES FUND
Sector Allocation as of December 31, 2020
(As a Percentage of Total Investments Held)

CONQUER RISK TACTICAL ROTATION FUND
Sector Allocation as of December 31, 2020
(As a Percentage of Total Investments Held)

2020 Semi-Annual Report 3

Conquer Risk Defensive Bull Fund (Unaudited)

PERFORMANCE INFORMATION

TOTAL RETURNS AS OF DECEMBER 31, 2020

December 31, 2020 NAV $12.20

Since
Inception(A)
Conquer Risk Defensive Bull Fund	24.03%
S&P 500® Index (B)	21.55%

Annual Fund Operating Expense Ratio (from 7/1/2020 Prospectus): 2.03%

The Fund’s expense ratio for the period ended December 31, 2020 can be found in the financial highlights included within this report. The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because (a) of the use of breakpoints described in Note 4 and (b) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A)Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Conquer Risk Defensive Bull Fund commenced operations on July 1, 2020.

(B)The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-774-6679. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2020 Semi-Annual Report 4

Conquer Risk Managed Volatility Fund (Unaudited)

PERFORMANCE INFORMATION

TOTAL RETURNS AS OF DECEMBER 31, 2020

December 31, 2020 NAV $10.30

Since
Inception(A)
Conquer Risk Managed Volatility Fund	3.97%
Bloomberg Barclay Global-Aggregate Total Return Index (B)	6.01%

Annual Fund Operating Expense Ratio (from 7/1/2020 Prospectus): 2.00%

The Fund’s expense ratio for the period ended December 31, 2020 can be found in the financial highlights included within this report. The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because (a) of the use of breakpoints described in Note 4 and (b) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A)Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Conquer Risk Managed Volatility Fund commenced operations on July 1, 2020.

(B)The Bloomberg Barclay Global-Aggregate Total Return Index measures the performance of global investment grade fixed income securities. The Index is widely used as a benchmark for fixed income securities. Individuals cannot invest directly in this Index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-774-6679. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2020 Semi-Annual Report 5

Conquer Risk Tactical Opportunities Fund (Unaudited)

PERFORMANCE INFORMATION

TOTAL RETURNS AS OF DECEMBER 31, 2020

December 31, 2020 NAV $11.63

Since
Inception(A)
Conquer Risk Tactical Opportunities Fund	19.77%
S&P 500® Index (B)	21.55%

Annual Fund Operating Expense Ratio (from 7/1/2020 Prospectus): 2.07%

The Fund’s expense ratio for the period ended December 31, 2020 can be found in the financial highlights included within this report. The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because (a) of the use of breakpoints described in Note 4 and (b) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A)Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Conquer Risk Tactical Opportunities Fund commenced operations on July 1, 2020.

(B)The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-774-6679. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2020 Semi-Annual Report 6

Conquer Risk Tactical Rotation Fund (Unaudited)

PERFORMANCE INFORMATION

TOTAL RETURNS AS OF DECEMBER 31, 2020

December 31, 2020 NAV $11.30

Since
Inception(A)
Conquer Risk Tactical Rotation Fund	16.22%
S&P 500® Index (B)	21.55%

Annual Fund Operating Expense Ratio (from 7/1/2020 Prospectus): 2.05%

The Fund’s expense ratio for the period ended December 31, 2020 can be found in the financial highlights included within this report. The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because (a) of the use of breakpoints described in Note 4 and (b) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A)Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Conquer Risk Tactical Rotation Fund commenced operations on July 1, 2020.

(B)The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-774-6679. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2020 Semi-Annual Report 7

Conquer Risk Defensive Bull Fund

		Schedule of Investments
	December 31, 2020 (Unaudited)
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Equity
607,402	Direxion Daily S&P 500® Bull 3X Shares *	$43,884,795
221,418	Vanguard S&P 500 ETF **	76,099,152
Total for Exchange Traded Funds (Cost - $100,018,763)		119,983,947	98.95%

MONEY MARKET FUNDS
3,179,865	First American Government Obligations Fund - Class X 0.01% ***	3,179,865	2.62%
Total for Money Market Funds (Cost $3,179,865)

	Total Investments (Cost - $103,198,628)	123,163,812	101.57%
	Liabilities in Excess of Other Assets	(1,907,797)	-1.57%
	Net Assets	$121,256,015	100.00%

* Additional Information, including current Prospectus and Annual Reports, is available at
http://direxioninvestments.onlineprospectus.net/DirexionInvestments/regulatory-documents/
** Additional Information, including current Prospectus and Annual Reports, is available at
https://investor.vanguard.com/etf/profile/overview/voo
*** The rate shown represents the 7-day yield at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

2020 Semi-Annual Report 8

Conquer Risk Managed Volatility Fund

		Schedule of Investments
	December 31, 2020 (Unaudited)
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Fixed Income
69,969	SPDR® Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	$4,127,471
328,399	VanEck Vectors® Fallen Angel High Yield Bond ETF *	10,541,608
118,363	Vanguard Emerging Markets Government Bond Index Fund ETF **	9,741,275
Total for Exchange Traded Funds (Cost - $23,765,405)		24,410,354	96.77%

MONEY MARKET FUNDS
557,923	First American Government Obligations Fund - Class X 0.01% ***	557,923	2.21%
Total for Money Market Funds (Cost $557,923)

	Total Investments (Cost - $24,323,328)	24,968,277	98.98%
	Other Assets in Excess of Liabilities	257,516	1.02%
	Net Assets	$25,225,793	100.00%

* Additional Information, including current Prospectus and Annual Reports, is available at
https://www.vaneck.com/resources/documents/equity-etfs-literature/
* Additional Information, including current Prospectus and Annual Reports, is available at
https://investor.vanguard.com/etf/profile/overview/vtip
*** The rate shown represents the 7-day yield at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

2020 Semi-Annual Report 9

Conquer Risk Tactical Opportunities Fund

		Schedule of Investments
		December 31, 2020 (Unaudited)
Shares	Fair Value		% of Net Assets

EXCHANGE TRADED FUNDS
Equity
62,617	iShares Core MSCI Emerging Markets ETF	$3,884,759
100,807	iShares Latin America 40 ETF	2,958,686
115,951	iShares MSCI India ETF	4,663,549
60,148	iShares MSCI Japan ETF	4,063,599
43,027	iShares Russell 2000 ETF *	8,435,874
65,771	ProShares UltraPro Russell2000	5,176,835
15,634	VanEck Vectors® Semiconductor ETF	3,414,778
Total for Exchange Traded Funds (Cost - $28,407,803)		32,598,080	98.83%

MONEY MARKET FUNDS
324,582	First American Government Obligations Fund - Class X 0.01% **	324,582	0.98%
Total for Money Market Funds (Cost $324,582)

	Total Investments (Cost - $28,732,385)	32,922,662	99.81%
	Other Assets in Excess of Liabilities	60,953	0.19%
	Net Assets	$32,983,615	100.00%

* Additional Information, including current Prospectus and Annual Reports, is available at https://www.ishares.com/prospectus ** The rate shown represents the 7-day yield at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

2020 Semi-Annual Report 10

Conquer Risk Tactical Rotation Fund

		Schedule of Investments
		December 31, 2020 (Unaudited)
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Equity
60,819	iShares MSCI All Country Asia ex Japan ETF	$5,449,991
53,638	iShares MSCI EAFE Small-Cap ETF	3,666,157
92,736	iShares MSCI EAFE Value ETF	4,377,139
28,961	ProShares UltraPro S&P500®	2,225,942
39,552	SPDR® Bloomberg Barclays Convertible Securities ETF	3,274,510
37,587	Vanguard FTSE Pacific ETF	2,991,549
31,093	Vanguard Russell 2000 Value ETF	3,590,931
11,160	Vanguard S&P 500 ETF	3,835,580
24,650	Vanguard Small-Cap Value ETF	3,505,477
44,344	Vanguard U.S. Value Factor ETF	3,463,266
Total for Exchange Traded Funds (Cost - $32,822,385)		36,380,542	98.49%

MONEY MARKET FUNDS
563,135	First American Government Obligations Fund - Class X 0.01% *	563,135	1.52%
Total for Money Market Funds (Cost $563,135)

	Total Investments (Cost - $33,385,520)	36,943,677	100.01%
	Liabilities in Excess of Other Assets	(3,885)	-0.01%
	Net Assets	$36,939,792	100.00%

* The rate shown represents the 7-day yield at December 31, 2020. The accompanying notes are an integral part of these financial statements.

2020 Semi-Annual Report 11

Conquer Risk Funds

Statements of Assets and Liabilities (Unaudited)	Defensive	Managed
December 31, 2020	Bull Fund	Volatility Fund

Assets:
Investment Securities at Fair Value*	$123,163,812	$24,968,277
Cash	519,704	217,820
Receivable for Fund Shares Sold	312,660	43,511
Dividends Receivable	57	41,624
Total Assets	123,996,233	25,271,232
Liabilities:
Payable for Fund Shares Redeemed	8,864	5,518
Payable for Securities Purchased	2,573,789	-
Management Fees Payable	118,408	26,337
Service Fees Payable	39,157	13,584
Total Liabilities	2,740,218	45,439
Net Assets	$121,256,015	$25,225,793
Net Assets Consist of:
Paid In Capital	$101,860,632	$24,426,070
Total Distributable Earnings	19,395,383	799,723
Net Assets	$121,256,015	$25,225,793

Net Asset Value, Offering Price and Redemption Price per Share	$12.20	$10.30

* Investments at Identified Cost	$103,198,628	$24,323,328

Shares Outstanding (Unlimited number of shares	9,942,651	2,448,025
authorized without par value)

Statements of Operations (Unaudited)
For the period July 1, 2020** through December 31, 2020

Investment Income:
Dividends	$590,596	$472,830
Total Investment Income	590,596	472,830
Expenses:
Management Fees (Note 4)	542,292	156,548
Service Fees (Note 4)	187,943	80,089
Total Expenses	730,235	236,637

Net Investment Income (Loss)	(139,639)	236,193

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	1,521,419	152,424
Net Change in Net Unrealized Appreciation on Investments	19,965,184	644,949
Net Realized and Unrealized Gain on Investments	21,486,603	797,373

Net Increase in Net Assets from Operations	$21,346,964	$1,033,566

** Commencement of Operations. The accompanying notes are an integral part of these financial statements.

2020 Semi-Annual Report 12

Conquer Risk Funds

Statements of Assets and Liabilities (Unaudited)	Tactical	Tactical
December 31, 2020	Opportunities	Rotation
	Fund	Fund

Assets:
Investment Securities at Fair Value*	$32,922,662	$36,943,677
Cash	36,038	25,841
Receivable for Fund Shares Sold	117,853	34,315
Dividends Receivable	13	1,258
Total Assets	33,076,566	37,005,091
Liabilities:
Payable for Fund Shares Redeemed	43,489	11,105
Management Fees Payable	33,666	37,362
Service Fees Payable	15,796	16,832
Total Liabilities	92,951	65,299
Net Assets	$32,983,615	$36,939,792
Net Assets Consist of:
Paid In Capital	$28,527,995	$33,384,793
Total Distributable Earnings	4,455,620	3,554,999
Net Assets	$32,983,615	$36,939,792

Net Asset Value, Offering Price and Redemption Price per Share	$11.63	$11.30

* Investments at Identified Cost	$28,732,385	$33,385,520

Shares Outstanding (Unlimited number of shares	2,835,822	3,268,983
authorized without par value)

Statements of Operations (Unaudited)
For the period July 1, 2020** through December 31, 2020

Investment Income:
Dividends	$186,885	$345,869
Total Investment Income	186,885	345,869
Expenses:
Management Fees (Note 4)	175,721	179,237
Service Fees (Note 4)	85,778	86,762
Total Expenses	261,499	265,999

Net Investment Income (Loss)	(74,614)	79,870

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	1,292,462	939,048
Net Change in Net Unrealized Appreciation on Investments	4,190,277	3,558,157
Net Realized and Unrealized Gain on Investments	5,482,739	4,497,205

Net Increase in Net Assets from Operations	$5,408,125	$4,577,075

** Commencement of Operations. The accompanying notes are an integral part of these financial statements.

2020 Semi-Annual Report 13

Conquer Risk Funds

		Managed Volatility
Statements of Changes in Net Assets	Defensive Bull Fund	Fund
	(Unaudited)	(Unaudited)
	7/1/2020*	7/1/2020*
	to	to
	12/31/2020	12/31/2020
From Operations:
Net Investment Income (Loss)	$(139,639)	$236,193
Net Realized Gain on Investments	1,521,419	152,424
Net Change in Unrealized Appreciation on Investments	19,965,184	644,949
Net Increase in Net Assets from Operations	21,346,964	1,033,566
From Distributions to Shareholders:	(1,951,581)	(233,843)
From Capital Share Transactions:
Proceeds From Sale of Shares	109,972,660	32,347,434
Shares Issued on Reinvestment of Dividends	1,951,233	230,833
Cost of Shares Redeemed	(10,063,261)	(8,152,197)
Net Increase from Shareholder Activity	101,860,632	24,426,070
Net Increase in Net Assets	121,256,015	25,225,793

Net Assets at Beginning of Period	-	-

Net Assets at End of Period	$121,256,015	$25,225,793

Share Transactions:
Issued	10,694,356	3,227,664
Reinvested	161,392	22,411
Redeemed	(913,097)	(802,050)
Net Increase in Shares	9,942,651	2,448,025
Shares Outstanding Beginning of Period	-	-
Shares Outstanding End of Period	9,942,651	2,448,025

* Commencement of Operations. The accompanying notes are an integral part of these financial statements.

2020 Semi-Annual Report 14

Conquer Risk Funds

	Tactical	Tactical Rotation
Statements of Changes in Net Assets	Opportunities Fund	Fund
	(Unaudited)	(Unaudited)
	7/1/2020*	7/1/2020*
	to	to
	12/31/2020	12/31/2020
From Operations:
Net Investment Income (Loss)	$(74,614)	$79,870
Net Realized Gain on Investments	1,292,462	939,048
Net Change in Unrealized Appreciation on Investments	4,190,277	3,558,157
Net Increase in Net Assets from Operations	5,408,125	4,577,075

From Distributions to Shareholders:	(952,505)	(1,022,076)

From Capital Share Transactions:
Proceeds From Sale of Shares	32,868,947	37,658,971
Shares Issued on Reinvestment of Dividends	952,467	1,021,750
Cost of Shares Redeemed	(5,293,419)	(5,295,928)
Net Increase from Shareholder Activity	28,527,995	33,384,793
Net Increase in Net Assets	32,983,615	36,939,792

Net Assets at Beginning of Period	-	-

Net Assets at End of Period	$32,983,615	$36,939,792

Share Transactions:
Issued	3,254,819	3,678,010
Reinvested	81,827	90,501
Redeemed	(500,824)	(499,528)
Net Increase in Shares	2,835,822	3,268,983
Shares Outstanding Beginning of Period	-	-
Shares Outstanding End of Period	2,835,822	3,268,983

* Commencement of Operations. The accompanying notes are an integral part of these financial statements.

2020 Semi-Annual Report 15

Conquer Risk Defensive Bull Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	7/1/2020*
	to
	12/31/2020
Net Asset Value - Beginning of Period	$10.00
Net Investment Loss (a) (e)	(0.02)
Net Gain on Investments (Realized and Unrealized) (b)	2.42
Total from Investment Operations	2.40
Distributions (From Net Investment Income)	-
Distributions (From Capital Gains)	(0.20)
Total Distributions	(0.20)
Net Asset Value - End of Period	$12.20
Total Return (c)	24.03%	**

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$121,256

Ratio of Expenses to Average Net Assets (d)	1.67%	***
Ratio of Net Investment Loss to Average Net Assets (d) (e)	(0.32)%	***

Portfolio Turnover Rate	393.46%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings listed in the Schedule of Investments.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings listed on the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

2020 Semi-Annual Report 16

Conquer Risk Managed Volatility Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	7/1/2020*
	to
	12/31/2020
Net Asset Value - Beginning of Period	$10.00
Net Investment Income (a) (e)	0.10
Net Gain on Investments (Realized and Unrealized) (b)	0.30
Total from Investment Operations	0.40
Distributions (From Net Investment Income)	(0.10)
Distributions (From Capital Gains)	-
Total Distributions	(0.10)

Net Asset Value - End of Period	$10.30
Total Return (c)	3.97%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$25,226
Ratio of Expenses to Average Net Assets (d)	1.89%	***
Ratio of Net Investment Income to Average Net Assets (d) (e)	1.89%	***
Portfolio Turnover Rate	278.67%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings listed in the Schedule of Investments.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings listed on the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

2020 Semi-Annual Report 17

Conquer Risk Tactical Opportunities Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	7/1/2020*
	to
	12/31/2020
Net Asset Value - Beginning of Period	$10.00
Net Investment Loss (a) (e)	(0.03)
Net Gain on Investments (Realized and Unrealized) (b)	2.01
Total from Investment Operations	1.98
Distributions (From Net Investment Income)	-
Distributions (From Capital Gains)	(0.35)
Total Distributions	(0.35)
Net Asset Value - End of Period	$11.63
Total Return (c)	19.77%	**

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$32,984
Ratio of Expenses to Average Net Assets (d)	1.86%	***
Ratio of Net Investment Loss to Average Net Assets (d) (e)	(0.53)%	***
Portfolio Turnover Rate	679.23%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings listed in the Schedule of Investments.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings listed on the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

2020 Semi-Annual Report 18

Conquer Risk Tactical Rotation Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	7/1/2020*
	to
	12/31/2020
Net Asset Value - Beginning of Period	$10.00
Net Investment Income (a) (e)	0.03
Net Gain on Investments (Realized and Unrealized) (b)	1.59
Total from Investment Operations	1.62
Distributions (From Net Investment Income)	(0.02)
Distributions (From Capital Gains)	(0.30)
Total Distributions	(0.32)
Net Asset Value - End of Period	$11.30
Total Return (c)	16.22%	**

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$36,940
Ratio of Expenses to Average Net Assets (d)	1.86%	***
Ratio of Net Investment Income to Average Net Assets (d) (e)	0.56%	***
Portfolio Turnover Rate	464.32%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings listed in the Schedule of Investments.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings listed on the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

2020 Semi-Annual Report 19

NOTES TO FINANCIAL STATEMENTS CONQUER RISK FUNDS DECEMBER 31, 2020 (UNAUDITED)

1.) ORGANIZATION
The Conquer Risk Funds (the “Funds”) are each a series of PFS Funds (the “Trust”). The Trust is an open-end management investment company that was organized in Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000, as amended on January 20, 2011 that offers shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. Conquer Risk Defensive Bull Fund (“Defensive Bull Fund”), Conquer Risk Managed Volatility Fund (“Managed Volatility Fund”), Conquer Risk Tactical Opportunities Fund (“Tactical Opportunities Fund”) and Conquer Risk Tactical Rotation Fund (“Tactical Rotation Fund”) (each a “Fund” and collectively the “Funds”) were each organized as a non-diversified series of the Trust, on June 9, 2020 and commenced operations on July 1, 2020. The investment advisor to the Funds is Potomac Fund Management, Inc. (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHARE VALUATION
Each Fund’s net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each Fund is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share.

FEDERAL INCOME TAXES
The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax period. The Funds identify their major tax jurisdictions as U.S. Federal and State tax authorities; the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period July 1, 2020 through December 31, 2020, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

2020 Semi-Annual Report 20

Notes to Financial Statements (Unaudited) - continued

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Funds record security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Funds use the specific identification method in computing gain or loss on the sale of investment securities. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income.

ORGANIZATIONAL & OFFERING EXPENSES:
All costs incurred by the Funds in connection with the organization, offering and initial registration of each Fund, principally professional fees, were paid on behalf of the Funds by the Advisor and will not be borne by the Funds and are not recoupable in the future.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual Fund based on each Fund’s relative net assets or by another appropriate method.

3.) SECURITIES VALUATIONS
The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Funds’ major categories of assets measured at fair value on a recurring basis follows.

Equity securities (exchange traded funds). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are

2020 Semi-Annual Report 21

Notes to Financial Statements (Unaudited) - continued

valued as determined in good faith by the Advisor, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following tables summarize the inputs used to value each Fund’s assets measured at fair value as of December 31, 2020:

Defensive Bull Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$119,983,947	$ -	$ -	$119,983,947
Money Market Funds	3,179,865	-	-	3,179,865
Total	$123,163,812	$ -	$ -	$123,163,812

Managed Volatility Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$24,410,354	$ -	$ -	$24,410,354
Money Market Funds	557,923	-	-	557,923
Total	$24,968,277	$ -	$ -	$24,968,277

Tactical Opportunities Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$32,598,080	$ -	$ -	$32,598,080
Money Market Funds	324,582	-	-	324,582
Total	$32,922,662	$ -	$ -	$32,922,662

Tactical Rotation Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$36,380,542	$ -	$ -	$36,380,542
Money Market Funds	563,135	-	-	563,135
Total	$36,943,677	$ -	$ -	$36,943,677

The Funds did not hold any level 3 assets during the period July 1, 2020 through December 31, 2020.

The Funds did not invest in derivative instruments during the period July 1, 2020 through December 31, 2020.

4.) INVESTMENT ADVISORY AGREEMENT AND SERVICES AGREEMENT
The Funds have entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of each Fund, subject to the policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of each Fund. The Advisor receives an investment management fee equal to 1.25% of each Fund’s average daily net assets up to $100 million, 1.00% of each Fund’s average daily net assets between $100 million and $200 million and 0.90% of each Fund’s average daily net assets in excess of $200 million.

For the period July 1, 2020 through December 31, 2020, the Advisor earned management fees in the amounts of $542,292, $156,548, $175,721 and $179,237 for the Defensive Bull Fund, Managed Volatility Fund, Tactical Opportunities Fund and Tactical Rotation Fund, respectively. At December 31, 2020, $118,408, $26,337, $33,666 and $37,362 was due to the Advisor from Defensive Bull Fund, Managed Volatility Fund, Tactical Opportunities Fund and Tactical Rotation Fund, respectively.

2020 Semi-Annual Report 22

Notes to Financial Statements (Unaudited) - continued

Additionally, the Funds have a Services Agreement with the Advisor (the “Services Agreement”). Under the Services Agreement the Advisor receives an additional fee of 0.65% of each Fund’s average daily net assets up to $25 million, 0.35% of each Fund’s average daily net assets from $25 million to $100 million, and 0.25% of such assets in excess of $100 million and is obligated to pay the operating expenses of each Fund excluding management fees, brokerage fees and commissions, 12b-1 fees (if any), taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses. Additionally, under the Services Agreement the Advisor supervises each Fund’s business affairs. The Advisor coordinates for the provision of the services of a Chief Compliance Officer for the Trust with respect to each Fund, executive and administrative services including, but are not limited to, the coordination of all third parties furnishing services to each Fund, review of the books and records of each Fund maintained by such third parties, and such other actions with respect to each Fund as may be necessary in the opinion of the Advisor to perform its duties under the Services Agreement.

For the period July 1, 2020 through December 31, 2020, the Advisor earned services fees of $187,943, $80,089, $85,778 and $86,762 from Defensive Bull Fund, Managed Volatility Fund, Tactical Opportunities Fund and Tactical Rotation Fund, respectively. At December 31, 2020, $39,157, $13,584, $15,796 and $16,832 was due to the Advisor from Defensive Bull Fund, Managed Volatility Fund, Tactical Opportunities Fund and Tactical Rotation Fund, respectively.

5.) RELATED PARTY TRANSACTIONS
Jeffrey R. Provence of Premier Fund Solutions, Inc. (the “Administrator”) also serves as a trustee/officer of the Funds. This individual receives benefits from the Administrator resulting from administration fees paid to the Administrator by the Advisor.

The Trustees who are not interested persons of the Funds were each paid $2,000, for a total of $6,000, in Trustees fees for the period July 1, 2020 through December 31, 2020 for the Trust. Under the Management Agreements, the Advisor pays these fees.

6.) INVESTMENTS
For the period July 1, 2020 through December 31, 2020, purchases and sales of investment securities other than U.S. Government obligations and short-term investments were as follows:

	Defensive	Managed	Tactical	Tactical
	Bull Fund	Volatility Fund	Opportunities Fund	Rotation Fund
Purchases	$321,366,698	$80,080,270	$139,597,840	$118,841,392
Sales	$222,869,355	$56,467,289	$112,482,500	$86,958,055

There were no purchases or sales of U.S. Government obligations.

7.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the fund, under section 2(a)(9) of the Investment Company Act of 1940, as amended. At December 31, 2020, National Financial Services, LLC, located in New York, New York, for the benefit of its customers, held, in aggregate, 48.80% of Defensive Bull Fund, and therefore also may be deemed to control the Defensive Bull Fund. Also, TD Ameritrade, located in Omaha, Nebraska, for the benefit of its customers, held, in aggregate, 31.60% of Defensive Bull Fund, and therefore also may be deemed to control the Defensive Bull Fund. National Financial Services, LLC, located in New York, New York, for the benefit of its customers, held, in aggregate, 59.57% of Managed Volatility Fund, and therefore also may be deemed to control the Managed Volatility Fund. National Financial Services, LLC, located in New York, New York, for the benefit of its customers, held, in aggregate, 61.50% of Tactical Opportunities Fund, and therefore also may be deemed to control the Tactical Opportunities Fund. National Financial Services, LLC, located in New York, New York, for the benefit of its customers, held, in aggregate, 68.85% of Tactical Rotation Fund, and therefore also may be deemed to control the Tactical Rotation Fund. The Funds do not know whether any underlying accounts of National Financial Services, LLC or TD Ameritrade, owned or controlled 25% or more of the voting securities of each Fund.

8.) TAX MATTERS
For federal income tax purposes, at December 31, 2020 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Defensive	Managed	Tactical	Tactical
	Bull Fund	Volatility Fund	Opportunities Fund	Rotation Fund
Cost of Investments	$103,198,628	$24,323,328	$28,732,385	$33,385,520

2020 Semi-Annual Report 23

Notes to Financial Statements (Unaudited) - continued

	Defensive	Managed	Tactical	Tactical
	Bull Fund	Volatility Fund	Opportunities Fund	Rotation Fund

Gross Unrealized Appreciation	$19,965,184	$646,409	$4,190,277	$3,558,157
Gross Unrealized Depreciation	–	(1,460)	–	–
Net Unrealized Appreciation
(Depreciation) on Investments	$19,965,184	$644,949	$4,190,277	$3,558,157

The tax character of distributions paid during the period July 1, 2020 through December 31, 2020 were as follows:

July 1, 2020 through
December 31, 2020
Defensive Bull Fund
Ordinary Income	$1,951,581
Long-term Capital Gain	-
$1,951,581

Managed Volatility Fund
Ordinary Income	$ 233,843
Long-term Capital Gain	-
$ 233,843

Tactical Opportunities Fund
Ordinary Income	$ 952,505
Long-term Capital Gain	-
$ 952,505
Tactical Rotation Fund
Ordinary Income	$1,022,076
Long-term Capital Gain	-
$1,022,076

9.) COVID-19 RISKS
Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on each Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. An outbreak of infectious respiratory illness known as COVID-19, which is caused by a novel coronavirus (SARS-CoV-2), was first detected in China in December 2019 and subsequently spread globally. This coron-avirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

10.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2020 Semi-Annual Report 24

DISCLOSURE OF EXPENSES (Unaudited)

The ongoing costs to shareholders associated with the Defensive Bull Fund, Managed Volitility Fund, Tactical Opportunities Fund and Tactical Rotation Fund consist solely of management fees and service fees. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Funds’ transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. The following example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Funds on July 1, 2020 and held through December 31, 2020.

The first line of each table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in the Funds and other funds. In order to do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the annual maintenance fee charged to IRA accounts, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DEFENSIVE BULL FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2020 to
	July 1, 2020	December 31, 2020	December 31, 2020

Actual	$1,000.00	$1,240.27	$9.43

Hypothetical	$1,000.00	$1,016.79	$8.49
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.67%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MANAGED VOLATILITY FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2020 to
	July 1, 2020	December 31, 2020	December 31, 2020

Actual	$1,000.00	$1,039.74	$9.72

Hypothetical	$1,000.00	$1,015.68	$9.60
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.89%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2020 Semi-Annual Report 25

Disclosure of Expenses (Unaudited) - continued

TACTICAL OPPORTUNITIES FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2020 to
	July 1, 2020	December 31, 2020	December 31, 2020

Actual	$1,000.00	$1,197.68	$10.30

Hypothetical	$1,000.00	$1,015.83	$9.45
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.86%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TACTICAL ROTATION FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2020 to
	July 1, 2020	December 31, 2020	December 31, 2020

Actual	$1,000.00	$1,162.23	$10.14

Hypothetical	$1,000.00	$1,015.83	$9.45
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.86%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2020 Semi-Annual Report 26

ADDITIONAL INFORMATION
December 31, 2020
(Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At a meeting of the Board of Trustees held on June 9, 2020 (the “Meeting”) the Board of Trustees (the “Trustees” or the “Board”) reviewed and discussed the approval of the management agreement between the Trust and Potomac on behalf of the Conquer Risk Funds (the “Agreement”). The Board discussed the arrangements between Potomac and the Trust concerning the Conquer Risk Funds. The Board reflected on its discussions with a representative from Potomac earlier in the Meeting regarding the proposed Agreement and the strategies that would be employed on behalf of each Conquer Risk Fund. Counsel referred the Board to the Board Materials, which included, among other things, a memorandum from Counsel addressing the duties of Trustees regarding the approval of the proposed Agreement, a letter from Counsel to Potomac and its response thereto, financial information from Potomac, a copy of Potomac’s Form ADV, and a fee comparison analysis of each of the Conquer Risk Funds and comparable mutual funds. Counsel reviewed with the Board the memorandum from Counsel and the proposed Agreement and outlined the various factors the Board should consider in deciding whether to approve the Agreement. The Board also reflected on Potomac’s discussion with the Board at today’s Meeting.

In deciding whether to approve the Agreement, the Trustees considered numerous factors, including:

1. Nature, Extent, and Quality of the Services Provided by Potomac

In considering the nature, extent, and quality of the services to be provided by Potomac, the Trustees reviewed the responsibilities of Potomac under the Agreement. The Trustees reviewed the services that will be provided by Potomac including, without limitation: investment advisory services (including research and recommendations with respect to portfolio securities); the process for formulating investment recommendations and assuring compliance with the respective Conquer Risk Fund’s investment objective, strategies and limitations, and regulatory requirements. The Trustees reflected on their earlier discussions with a representative from Potomac. The Trustees considered the coordination of services for the Conquer Risk Funds among Potomac and the service providers and Potomac’s expected interactions with the Independent Trustees; and the expected efforts of Potomac to promote the Conquer Risk Funds and grow their assets. The Trustees noted Potomac’s commitment to retain qualified personnel and to maintain and enhance its resources and systems to serve the Conquer Risk Funds. The Trustees evaluated Potomac’s personnel, including the education and experience of their personnel. The Trustees discussed the professionalism of the representative from Potomac and the overall quality of his presentation to the Board. After reviewing the foregoing information and further information in the materials provided by Potomac, the Board concluded that, considering all the facts and circumstances, the nature, extent, and quality of the services provided by Potomac were satisfactory and adequate for the Conquer Risk Funds.

2. Investment Performance of the Conquer Risk Funds and Potomac

The Trustees noted that while Potomac does not manage any other accounts with similar strategies as those used on behalf of the Conquer Risk Funds, it has used elements of its strategies in managing separate accounts. The Trustees considered Potomac’s experience as an asset manager and its investment processes, including broker selection and the management of the various trading platforms that will be used to manage the Conquer Risk Funds’ portfolios. After considering all these factors, the Board determined that Potomac’s experience should result in satisfactory performance for each of the Conquer Risk Funds and their shareholders.

3. Costs of the Services to be Provided and Profits to be Realized by Potomac

In considering the costs of the services to be provided and profits to be realized by Potomac from the relationship with the Conquer Risk Funds, the Trustees considered: (1) Potomac’s financial condition and the level of commitment to the Conquer Risk Funds by Potomac; (2) the expected asset level of each Conquer Risk Fund; (3) the projected overall expenses of each Conquer Risk Fund, which includes the fees paid to Potomac under the Services Agreement; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed the information provided by Potomac regarding its projected profits associated with managing each Conquer Risk Fund. The Trustees also considered potential benefits for Potomac in managing the Conquer Risk Funds. The Trustees then compared the fees and expenses of each Conquer Risk Fund (including the management fee and breakpoints) to other comparable mutual funds. The Trustees reviewed each Conquer Risk Fund’s estimated net expense ratio and compared it

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Additional Information (Unaudited) - continued

to Morningstar’s Tactical Allocation Funds category (the “Category”) and a sub-set of the Category, which contained peers with assets ranging from $5 million to $100 million (the “Peer Group”), noting that the net expense ratio for each Conquer Risk Fund was above the Peer Group average and the Category average but was within the range of net expense ratios of the Peer Group and Category, respectively. The Trustees also reviewed the management fee for each Conquer Risk Fund as compared to the Peer Group and Category averages and noted that the management fee was higher than the Peer Group average and Category Average but was within the range of management fees of the Peer Group and the Category, respectively. They considered that under the contractual arrangements with Potomac, it was required to pay most of the Conquer Risk Funds’ operating expenses out of its assets. The Trustees also noted that Potomac has agreed to breakpoints in the management fee as a Conquer Risk Fund grows its assets beyond certain thresholds. The Trustees also compared the Conquer Risk Funds management fee to the average management fee charged by Potomac to its separately managed account clients, noting that the Conquer Risk Funds’ management fee was lower. They also considered Potomac’s representation that they would not charge a separate account management fee on client assets invested in the Conquer Risk Funds. Based on the foregoing, the Board concluded that the projected fees to be paid to Potomac and the projected profits to be realized by Potomac, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services to be provided by Potomac.

4. Economies of Scale

The Trustees next considered the impact of economies of scale on each of the Conquer Risk Fund’s size and whether advisory fee levels will reflect those economies of scale for the benefit of the Conquer Risk Funds’ investors. The Trustees considered that the management fee structure and the services fee structure for each Conquer Risk Fund includes breakpoints that will benefit shareholders as a Conquer Risk Fund reaches certain asset thresholds. They also noted that shareholders will experience benefits from the fact that Potomac is obligated to pay certain of the Conquer Risk Funds’ operating expenses, which has the effect of limiting the overall fees paid by the Conquer Risk Funds. In light of its ongoing consideration of each of the Conquer Risk Fund’s projected asset levels, expectations for growth in the respective Conquer Risk Funds, and fee levels, the Board determined that each Conquer Risk Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Potomac.

5. Possible Conflicts of Interest and Benefits to Potomac

In considering Potomac’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Conquer Risk Funds; the basis of decisions to buy or sell securities for the Conquer Risk Funds; and the substance and administration of Potomac’s respective codes of ethics. The Trustees also considered disclosure in the registration statement of the Trust related to Potomac’s potential conflicts of interest. The Trustees noted that Potomac does not utilize soft dollars. The Trustees discussed the potential benefit of additional public exposure of Potomac based on marketing that is done for the Conquer Risk Funds. No other potential benefits (other than the management and service fees paid to Potomac) were identified by the Trustees. Based on the foregoing, the Board determined that Potomac’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

Next, the Independent Trustees met in executive session along with Counsel to discuss the approval of the Agreement. The officers of the Trust and others present were excused during this discussion.

After further review, upon the return of the other Meeting participants, the Trustees conveyed their consensus, including a majority of the Independent Trustees, to approve the Management Agreement for the Funds.

AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS

The Funds publicly file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

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Additional Information (Unaudited) - continued

PROXY VOTING GUIDELINES

Potomac Fund Management, Inc., the Funds’ Advisor, is responsible for exercising the voting rights associated with the securities held by the Funds. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Funds’ website at www.conquerrisk.fund. It is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling our toll free number (1-888-774-6679). This information is also available on the SEC’s website at http://www.sec.gov.

ADDITIONAL INFORMATION

You will find more information about the Funds at www.conquerrisk.fund. For shareholder inquiries, please call toll-free in the U.S. at 1-888-774-6679.

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2020 Semi-Annual Report 30

Investment Advisor
Potomac Fund Management, Inc.

Custodian
U.S. Bank, NA

Distributor
Rafferty Capital Markets, LLC

Fund Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.

Legal Counsel
Practus, LLP

Transfer Agent
Mutual Shareholder Services, LLC

This report is provided for the general information of the shareholders of the Conquer
Risk Funds. This report is not intended for distribution to prospective investors in the
Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

(a) Not applicable. Schedule filed with Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/Ross C. Provence Ross C. Provence President

Date: 3/2/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Ross C. Provence Ross C. Provence President

Date: 3/2/2021

By: /s/Jeffrey R. Provence Jeffrey R. Provence Chief Financial Officer

Date: 3/2/2021